Segment information (Tables)	12 Months Ended
Mar. 31, 2019
Segment information
Summary of information about reportable segments

Information about Reportable Segments:

	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
Particulars	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
Segment revenue	3,656,976	5,012,931	5,708,152	5,326,414	6,628,236	6,162,926	373,423	607,346	1,058,953	9,356,813	12,248,513	12,930,031
Service cost	—	—	—	(4,179,486)	(4,930,757)	(4,282,803)	—	—	—	(4,179,486)	(4,930,757)	(4,282,803)
Segment results	3,656,976	5,012,931	5,708,152	1,146,928	1,697,479	1,880,123	373,423	607,346	1,058,953	5,177,327	7,317,756	8,647,228

Other income										25,282	90,001	263,785
Unallocated expenses										(6,790,437)	(10,342,290)	(10,907,467)
Operating loss (before depreciation and amortization)										(1,587,828)	(2,934,533)	(1,996,454)
Finance cost										(149,863)	(153,056)	(263,290)
Depreciation and amortization										(275,587)	(425,600)	(581,746)
Finance income										139,158	91,912	41,310
Share of loss of joint venture										(9,441)	(10,559)	(12,772)
Change in fair value of warrants- gain/(loss)										230,111	(563,253)	1,667,193
Listing and related expense (refer note 44)										(4,242,526)	—	—
Loss before taxes										(5,895,976)	(3,995,089)	(1,145,758)
Tax expense										(40,987)	(56,887)	(47,837)
Loss for the year										(5,936,963)	(4,051,976)	(1,193,595)

Reconciliation of information on Reportable Segments to IFRS measures:

	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
Particulars	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
Segment revenue	3,656,976	5,012,931	5,708,152	5,326,414	6,628,236	6,162,926	373,423	607,346	1,058,953	9,356,813	12,248,513	12,930,031
Less: customer inducement and acquisition costs**	—	—	(2,258,887)	—	—	(1,248,506)	—	—	(64,058)	—	—	(3,571,451)
Revenue	3,656,976	5,012,931	3,449,265	5,326,414	6,628,236	4,914,420	373,423	607,346	994,895	9,356,813	12,248,513	9,358,580

Unallocated expenses										(6,790,437)	(10,342,290)	(10,907,467)
Less: customer inducement and acquisition costs**										—	—	3,571,451
Unallocated expenses										(6,790,437)	(10,342,290)	(7,336,016)

Notes: **For purposes of reporting to the CODM, certain promotion expenses including upfront cash incentives, loyalty programs costs for customer inducement and acquisition costs for promoting transactions across various booking platforms, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses (included under Unallocated expenses).

Summary of non-current assets by physical location

	Non Current Assets*
	March 31,	March 31,
	2018	2019
India	2,454,884	2,385,110
Others	12,073	6,805
Total	2,466,957	2,391,915

*Non-current assets presented above represent property, plant and equipment and intangible assets and goodwill.